UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and Address of issuer:

     AllianceBernstein Growth and Income Fund, Inc.
     1345 Avenue of the Americas
     New York, NY  10105

2.   The name of each series or class of securities
     for which this Form is filed (If the Form
     is being filed for all series and classes of
     securities of the issuer, check the box but do not
     list series or classes):                                                 X
                                                                             ---

3.   Investment Company Act File Number:
     811-00126

     Securities Act File Number:
     002-11023


4(a). Last day of fiscal year for which this Form is filed:
      October 31, 2008


4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities
          sold  during  the  fiscal  year
          pursuant to section 24(f):

                                                                    $515,861,082
                                                                     -----------

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                    $891,766,062
                                                                     -----------


    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                                  $6,290,253,252
                                                                   -------------

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:

                                                                  $7,182,019,314
                                                                   -------------

     (v)  Net sales - if Item 5(i) is  greater
          than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:                                              $0
                                                                             ---

     (vi) Redemption credits available for use in
          future years - if Item 5(i) is
          less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:
                                                                ($6,666,158,232)
                                                                  -------------



     (vii) Multiplier for determining registration
           fee (See Instruction C.9):
                                                                     x .00003930
                                                                     -----------

    (viii) Registration  fee due [multiply
           Item 5(v) by Item 5(vii)] (enter "0"
           if no fee is due):
                                                                            = $0
                                                                           -----

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                             +$0
                                                                            ----

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                             =$0
                                                                            ----

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:   N/A

     Method of Delivery:

     [ ]  Wire transfer

     [ ]  Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Stephen J. Laffey
                          --------------------
                           Stephen J. Laffey
                           Assistant Secretary


Date  January 12, 2009

*Please print the name and title of the signing officer below the signature.



SK 00250 0180 952690